Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Prepaid and input VAT	14,440	58,234
Prepaid marketing expenses	9,059	23,756
Interest receivables (1)	—	11,632
Prepaid expenses (2)	10,081	10,820
Deferred IPO expenses	5,746	—
Deposits (3)	5,154	4,595
Receivables from third-party payment platforms	3,045	3,886
Staff advances	932	9,242
Others	536	2,743
Total	48,993	124,908

(1)	Represented interest receivables from short-term investments (Note 3).

(2)	Represented the prepaid expenses for telecommunications, network, service for online live steaming, advertising and rental.

(3)	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.